                            SUNAMERICA SERIES TRUST
             Supplement to the Statement of Additional Information
                               Dated May 1, 2006


Under the heading PORTFOLIO MANAGERS, under the section Other Accounts, in regard to AIG SunAmerica Asset Management Corp., reference to Greg A. Braun is deleted and the chart should be supplemented with the following:

                                                                     OTHER ACCOUNTS
                                                               (As of  January 31, 2006*)
                                  -----------------------------------------------------------------------------------
                                     Registered Investment          Pooled Investment
                                          Companies                     Vehicles                  Other Accounts
                                  --------------------------   --------------------------   -------------------------
Advisers/                          No. of         Assets         No. of     Total Assets     No. of     Total Assets
Subadviser   Portfolio Managers   Accounts   (in $ millions)    Accounts   (in $millions)   Accounts   (in $millions)
----------   ------------------   --------   ---------------    --------   --------------   --------   --------------
AIG SAAMCo   Petermann, Bryan        --             --               2            553           4           1,737
             Yovanovic, John         --             --               2            553           3           1,320
             Lindvall, Tim           --             --              --             --          --              --

* Information for Messrs. Petermann, Yovanovic and Lindvall is as of December 31, 2006.


Dated: February 20, 2007